Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	28 Months Ended
		Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025 [1]
C000237262 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Arena Strategic Income Fund (Class I/ACSIX)
Average Annual Return, Percent			6.18%	11.26%
Bloomberg US Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent			8.69%	9.65%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[2]		8.02%	4.27%
Bloomberg Barclays US High Yield 1 5 Yr Cash Pay 2 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Barclays U.S. High Yield 1-5 Yr Cash Pay 2% Index
Average Annual Return, Percent			8.51%	8.91%

[1]	Class I shares commenced operations on December 30, 2022.
[2]	The Fund changed its performance benchmark to the Bloomberg U.S. Aggregate Bond Index. The Advisor believes the Bloomberg U.S. Aggregate Bond Index is a more appropriate benchmark for the Fund as it better aligns with industry standards and the Fund's peer universe.